Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	157,173,373.43	16,821
Yield Supplement Overcollateralization Amount 08/31/21	3,772,021.76	0
Receivables Balance 08/31/21	160,945,395.19	16,821
Principal Payments	10,253,599.82	530
Defaulted Receivables	118,247.24	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	3,401,691.42	0
Pool Balance at 09/30/21	147,171,856.71	16,281

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.95%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,700,756.52	128
Past Due 61-90 days	494,579.78	36
Past Due 91-120 days	15,779.36	2
Past Due 121+ days	0.00	0
Total	2,211,115.66	166

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	121,151.45
Aggregate Net Losses/(Gains) - September 2021	(2,904.21)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.02%
Prior Net Losses Ratio	-0.18%
Second Prior Net Losses Ratio	0.22%
Third Prior Net Losses Ratio	-0.04%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average Contract Rate	3.13%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	23.75

Flow of Funds	$ Amount
Collections	10,790,742.60
Investment Earnings on Cash Accounts	63.00
Servicing Fee	(134,121.16)
Transfer to Collection Account	0.00
Available Funds	10,656,684.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	258,423.56
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,001,516.72
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	323,097.33

Total Distributions of Available Funds	10,656,684.44

Servicing Fee	134,121.16
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 09/15/21	146,978,107.02
Principal Paid	10,001,516.72
Note Balance @ 10/15/21	136,976,590.30

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	33,298,107.02
Principal Paid	10,001,516.72
Note Balance @ 10/15/21	23,296,590.30
Note Factor @ 10/15/21	6.8519383%

Class A-4
Note Balance @ 09/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	83,100,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	30,580,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	332,070.39
Total Principal Paid	10,001,516.72
Total Paid	10,333,587.11

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	69,371.06
Principal Paid	10,001,516.72
Total Paid to A-3 Holders	10,070,887.78

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3315134
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9847424
Total Distribution Amount	10.3162558

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2040325
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.4162256
Total A-3 Distribution Amount	29.6202581

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,548,816.60
Investment Earnings	54.67
Investment Earnings Paid	(54.67)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$422,307.51	$448,472.67	$340,177.45
Number of Extensions	34	37	27
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.26%	0.19%